SEGMENT INFORMATION	12 Months Ended
Oct. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION	NOTE 14 – SEGMENT INFORMATION For the years ended October 31, 2021 and 2020, the Company operated only one operating segment.